INCOME TAX - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX
Deferred tax assets	₽ 11,190	₽ 5,545
Deferred tax liabilities	(24,439)	(23,773)
Net deferred tax liabilities	₽ (13,249)	₽ (18,228)	₽ (20,461)